Amounts Receivable and Other Assets (Details) - CAD ($)	Jul. 31, 2021	Jul. 31, 2020
Sales tax receivable	$ 3,347	$ 4,820
Prepaid insurance	1,765	7,209
Amounts receivable and other assets	$ 5,112	$ 12,029